Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net Cash provided by/(used in) Operating Activities	$ (278)	$ 9,907
Cash Flows from Investing Activities:
Advances for vessels under construction	(90,927)	(149,977)
Net proceeds from sale of vessels	109,624
Net proceeds from the sale of Investments in unconsolidated joint ventures (2017 Joint Venture – see Note 13)	19,555
Investments in unconsolidated joint ventures (2020 Joint Venture – see Note 13)	(27,000)
Net fixed assets acquisitions/sales	35	(26)
Net Cash (used in)/ provided by Investing Activities	11,287	(150,003)
Cash Flows from Financing Activities:
Proceeds from debt (Note 7)	60,200	181,594
Proceeds from short-term debt (Note 7)		6,760
Principal payments of debt (Note 7)	(9,484)	(5,359)
Payment of short-term debt		(20,280)
Prepayment of debt	(81,738)	(18,550)
Consideration paid in excess of purchase price over book value of vessels	(60,850)
Proceeds from warrant exercises		4,171
Proceeds from equity offerings	113,795
Equity offerings costs	(7,489)	(152)
Redemptions of Series E Shares	(24,569)
Derivative financial instruments termination receipts / (payments)	(1,379)	199
Payment of financing costs	(1,155)	(3,192)
Net Cash provided by/(used in) Financing Activities	(12,669)	145,191
Net increase/(decrease) in cash and cash equivalents and restricted cash	(1,660)	5,095
Cash and cash equivalents and restricted cash at beginning of year	13,271	7,662
Cash and cash equivalents and restricted cash at end of the period	11,611	12,757
Cash and cash equivalents	5,611	2,654
Restricted cash, current		907
Restricted cash, non-current	6,000	9,196
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/ Accrued liabilities/ Due to related parties	21	1,001
Capitalized fees relating to Investments in unconsolidated Joint Ventures included in Due to Related Parties	453
Beneficial conversion feature of Series E Shares (Note 12)	1,067	9,339
Interest paid net of capitalized interest	9,794	5,455
Finance fees included in Accounts payable/Accrued liabilities	558	889
Offering expenses included in liabilities	364	168
Settlement of related party debt, interest, finance fees with issuances of Series E Shares (Note 12)		27,129
Settlement of Excess consideration over acquired assets and capital expenditures with issuances of Series E Shares (Note 12)	14,350
Settlement of Dividends with issuances of Series E Shares (Note 12)	2,554	1,029
Reversal of equity offering costs not payable	(235)
Unpaid Excess of consideration over carrying value of acquired assets included in Due to Related Parties (Note 1)	1,150
Deemed dividend equivalents on Series E Shares related to redemption value (Note 12)	$ 2,253	$ 4,223